Income Taxes - Schedule of effective income tax rate reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAX
Income before provision for income taxes	$ (2,462,872)	$ 995,951	$ (132,670,000)	$ 3,510,628	$ 2,235,412
United States statutory income tax rate			21.00%	21.00%	21.00%
Income tax (benefit) at United States statutory income tax rate			$ (27,861,000)	$ (20,768,000)
Change in valuation allowance			(146,785,000)	24,609,000
Recapitalization transaction			157,855,000	0
Cancellation of debt income			15,360,000	0
State tax provision, net of federal benefit			1,263,000	(3,847,000)
Other			168,000	6,000
Income Tax Benefit	$ 128,007	$ 252,611	$ 0	$ 899,804	$ 555,449